Schedule of Investments (unaudited) February 28, 2021	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$500	$590,090

New Jersey — 81.5%

Corporate — 2.3%
New Jersey Economic Development Authority, RB, AMT, 4.00%, 08/01/59	4,200	4,557,336
New Jersey Economic Development Authority, Refunding RB 3.38%, 04/01/38	1,360	1,403,724
3.50%, 04/01/42	720	741,614
Series A, AMT, 2.20%, 10/01/39(a)	2,130	2,245,787

		8,948,461

County/City/Special District/School District — 15.9%
Carlstadt School District, Refunding GO, (SCH BD RES FD), 4.00%, 05/01/30	1,415	1,555,269
Casino Reinvestment Development Authority, Inc., Refunding RB
(AGM), 4.00%, 11/01/34	500	528,850
5.25%, 11/01/39	1,020	1,080,721
5.25%, 11/01/44	1,590	1,673,729
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/39	660	766,894
City of East Orange New Jesery, Refunding GO
(AGM), 3.00%, 09/15/30	2,200	2,394,172
(AGM), 3.00%, 09/15/31	2,200	2,377,254
County of Mercer NJ, Refunding GO, 3.00%, 02/15/31	1,585	1,730,836
Egg Harbor Township School District, Refunding GO, (AGM SCH BD RES FD), 5.75%, 07/15/25	2,000	2,419,340
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,470	8,173,076
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	2,045,145
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	920	1,034,512
(SCH BD RES FD), 4.00%, 07/15/39	840	941,976
Hudson County Improvement Authority, RB 3.00%, 10/01/36	5,950	6,456,583
4.00%, 10/01/51	3,500	3,966,900
Monmouth County Improvement Authority, RB
Series B, (GTD), 4.00%, 12/01/38	250	291,445
Series B, (GTD), 4.00%, 12/01/39	590	684,937
Monmouth Regional High School District, GO, (SCH BD RES FD), 3.00%, 02/01/34	1,260	1,323,504
New Jersey Economic Development Authority, RB 5.00%, 06/15/23(b)	2,000	2,211,660
Series KK, 5.00%, 09/01/22(b)	1,070	1,147,308
Series B, AMT, 6.50%, 04/01/31	1,835	1,941,283
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	2,500	2,727,975
Sparta Township Board of Education, Refunding GO, (SCH BD RES FD), 5.00%, 02/15/25(b)	1,350	1,588,815
Toms River Board of Education, GO, (SCH BD RES FD), 3.00%, 07/15/37	4,605	4,769,767
Township of Bloomfield New Jersey, Refunding GO
3.00%, 02/01/32	1,000	1,089,530

Security	Par (000)	Value

County/City/Special District/School District (continued)
Township of Bloomfield New Jersey, Refunding GO (continued) 3.00%, 02/01/33	$1,040	$1,127,173
Township of Irvington NJ, Refunding GO, Series A, (AGM), 5.00%, 07/15/31	2,445	2,752,654
Township of Monroe New Jersey/Gloucester County, Refunding GO 3.00%, 05/01/32	405	437,692
3.00%, 06/01/37	385	407,303
3.00%, 06/01/38	410	432,849
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 4.75%, 12/01/31	1,250	1,288,362

		61,367,514

Education — 9.9%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,313,376
Gloucester County Improvement Authority, RB 5.00%, 07/01/44	530	600,278
Series A, 5.00%, 07/01/34	1,855	2,157,105
New Jersey Economic Development Authority RB, 4.00%, 06/15/50	665	731,593
New Jersey Economic Development Authority, RB 6.00%, 10/01/43	1,000	1,105,890
Series A, 5.00%, 07/01/27(c)	170	183,430
Series A, 5.13%, 11/01/29(c)	100	110,184
Series A, 5.25%, 07/01/37(c)	470	506,989
Series A, 6.25%, 11/01/38(c)	210	242,590
Series A, 5.00%, 06/15/39(c)	825	884,152
Series A, 5.00%, 07/01/47	265	266,458
Series A, 5.38%, 07/01/47(c)	815	865,571
Series A, 5.00%, 12/01/48	2,190	2,491,256
Series A, 5.00%, 06/15/49(c)	135	142,121
Series A, 5.00%, 07/01/50	200	220,030
Series A, 6.50%, 11/01/52(c)	1,210	1,376,762
Series A, 5.25%, 11/01/54(c)	1,100	1,079,683
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	3,166,879
(AGM), 5.00%, 06/01/42	690	781,853
Series A, 3.50%, 09/01/22(c)	85	86,117
Series A, 4.75%, 08/01/24(c)	195	201,954
Series A, 5.63%, 08/01/34(c)	250	263,915
Series A, 5.00%, 09/01/37(c)	315	345,202
Series A, 5.88%, 08/01/44(c)	430	449,316
Series A, 5.13%, 09/01/52(c)	1,000	1,064,950
New Jersey Educational Facilities Authority, RB
Series C, (AGM), 3.25%, 07/01/49	290	301,707
Series C, (AGM), 4.00%, 07/01/50	245	271,205
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,005	2,267,114
Series B, 5.00%, 07/01/32	2,465	2,924,944
Series B, 5.00%, 07/01/42	560	589,725
Series H, (AGM), 4.00%, 07/01/39	715	770,277
New Jersey Higher Education Student Assistance Authority, RB, Sub-Series C, AMT, 4.00%, 12/01/48	700	718,641

1

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series A, 2.38%, 12/01/29	$2,040	$2,064,276
1st Series, AMT, 5.75%, 12/01/28	360	369,738
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	1,053,317
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/22(b)	460	489,624
Series A, 5.00%, 07/01/40	5,000	5,673,150

		38,131,372

Health — 12.6%
New Jersey Economic Development Authority, Refunding RB 5.00%, 01/01/34	270	310,846
5.00%, 01/01/39	270	307,487
New Jersey Health Care Facilities Financing Authority, RB 5.00%, 07/01/42	4,660	5,528,764
4.00%, 07/01/44	4,120	4,678,960
Series A, 5.25%, 07/01/35	1,460	1,614,497
Series A, 5.00%, 07/01/39	1,150	1,306,331
Series A, 5.00%, 07/01/43	1,535	1,738,556
Series A, 5.50%, 07/01/43	920	1,019,001
New Jersey Health Care Facilities Financing Authority, Refunding RB 5.00%, 07/01/24(b)	2,950	3,401,026
5.00%, 07/01/27	1,500	1,591,350
5.00%, 07/01/29	285	320,007
5.00%, 07/01/34	1,000	1,195,800
5.00%, 08/15/34	460	505,273
5.00%, 07/01/39	4,060	4,784,060
4.00%, 07/01/41	1,000	1,098,970
Series A, 5.63%, 07/01/21(b)	1,540	1,567,458
Series A, 6.00%, 07/01/21(b)	2,985	3,043,028
Series A, 5.00%, 07/01/24	1,000	1,062,270
Series A, 5.00%, 07/01/25	2,230	2,368,461
Series A, 4.00%, 07/01/32	2,300	2,613,881
Series A, 5.00%, 07/01/37	6,000	7,199,700
Series A, 5.00%, 07/01/43	1,290	1,511,674

		48,767,400

Housing — 2.1%
New Jersey Housing & Mortgage Finance Agency Refunding RB
Series A, (HUD SECT 8 FHLMC), 2.45%, 11/01/45	240	222,542
Series A, (HUD SECT 8 FHLMC), 2.55%, 11/01/50	220	201,564
Series A, (HUD SECT 8 FHLMC), 2.63%, 11/01/56	220	200,288
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 4.00%, 11/01/48	150	159,264
Series A, 4.10%, 11/01/53	100	106,053
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	1,085	1,194,748
Series E, 2.25%, 10/01/40	845	827,002
Series E, 2.40%, 10/01/45	650	636,519

Security	Par (000)	Value

Housing (continued)
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, M/F Housing
Series A, 5.00%, 12/01/30	$1,640	$1,816,284
Series A, 4.38%, 12/01/33	2,515	2,667,132

		8,031,396

State — 25.5%
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	2,565	3,150,872
Series B, (AGM), 0.00%, 11/01/24(d)	10,000	9,665,900
Garden State Preservation Trust, RB, CAB, Series B, (AGM), 0.00%, 11/01/27(d)	4,135	3,745,855
New Jersey Economic Development Authority, RB 4.00%, 06/15/49	1,190	1,293,649
Series A, 5.00%, 06/15/42	4,545	5,262,928
Series AAA, 5.00%, 06/15/41	1,990	2,283,664
Series DDD, 5.00%, 06/15/42	3,000	3,453,180
Series EEE, 5.00%, 06/15/43	2,155	2,525,552
New Jersey Economic Development Authority, RB, CAB, Series A, (NPFGC), 0.00%, 07/01/21(d)	1,675	1,669,004
New Jersey Economic Development Authority, Refunding RB 5.00%, 06/15/22	1,700	1,789,386
5.00%, 06/15/29	640	672,051
Series A, (NPFGC), 0.00%, 03/15/21(d)	2,000	1,999,220
Series PP, 4.00%, 06/15/30	4,875	5,336,565
Sub-Series A, 5.00%, 07/01/33	125	142,079
Sub-Series A, 4.00%, 07/01/34	165	181,210
New Jersey Educational Facilities Authority, RB, Series A, 5.00%, 09/01/33	1,750	1,974,402
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 09/15/29	2,000	2,187,500
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 03/01/21	805	805,564
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/32(d)	10,000	7,644,400
Series AA, 5.25%, 06/15/31	2,000	2,198,440
Series AA, 5.00%, 06/15/45	1,000	1,111,970
Series AA, 3.00%, 06/15/50	395	387,222
Series B, 5.25%, 06/15/26	1,500	1,520,745
Series B, 5.00%, 06/15/33	550	662,217
Series BB, 5.00%, 06/15/44	500	582,840
Series BB, 4.00%, 06/15/50	2,545	2,740,023
Series BB, 5.00%, 06/15/50	535	617,818
Series S, 5.25%, 06/15/43	1,720	2,066,580
New Jersey Transportation Trust Fund Authority, RB, CAB
Series A, 0.00%, 12/15/35(d)	8,900	6,013,374
Series A, 0.00%, 12/15/38(d)	10,000	5,967,000
Series B, 5.25%, 06/15/36	5,000	5,066,000
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/32	1,775	2,139,248
Series A, 5.00%, 12/15/35	455	544,544
Series B, (NPFGC), 5.50%, 12/15/21	1,800	1,874,556
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/48	2,380	2,693,065
State of New Jersey, GO, Series A, 4.00%, 06/01/32	5,570	6,720,038

		98,688,661

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco — 1.6%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	$1,500	$1,767,570
Series A, 5.25%, 06/01/46	915	1,093,507
Sub-Series B, 5.00%, 06/01/46	2,790	3,246,863

		6,107,940

Transportation — 9.9%
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.13%, 01/01/39	1,000	1,107,540
AMT, (AGM), 5.13%, 07/01/42	1,000	1,094,970
AMT, 5.38%, 01/01/43	905	998,070
New Jersey Transportation Trust Fund Authority, RB
Series A, 6.00%, 06/15/21(b)	3,185	3,238,635
Series A, 5.00%, 06/15/30	1,250	1,465,688
Series B, 5.00%, 06/15/21(b)	600	608,382
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	2,730	3,171,714
New Jersey Turnpike Authority RB, Series A, 4.00%, 01/01/51	10,660	12,205,913
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,000	2,276,920
New Jersey Turnpike Authority, Refunding RB
Series A, (BHAC-CR AGM), 5.25%, 01/01/30	1,000	1,316,470
Series B, 5.00%, 01/01/34	1,600	1,970,048
Series E, 5.00%, 01/01/32	1,350	1,675,903
South Jersey Transportation Authority, RB, Series A, 5.00%, 11/01/45	3,545	4,365,136
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/22(b)	295	318,612
Series A, 5.00%, 11/01/32	440	501,631
Series A, 5.00%, 11/01/33	250	285,030
Series A, 5.00%, 11/01/39	1,500	1,656,900

		38,257,562

Utilities — 1.7%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	385	400,061
New Jersey Infrastructure Bank, RB, Series B, AMT, 5.00%, 09/01/21(b)	1,355	1,386,639
North Hudson Sewerage Authority, Refunding RB, Series A, (NPFGC), 0.00%, 08/01/21(d)(e)	5,000	4,990,900

		6,777,600

Total Municipal Bonds in New Jersey		315,077,906

New York — 4.7%

Transportation — 4.7%
Port Authority of New York & New Jersey Refunding RB, Series 223, AMT, 4.00%, 07/15/51	1,540	1,749,517
Port Authority of New York & New Jersey, ARB
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,170,770
Consolidated, 218th Series, AMT, 4.00%, 11/01/34	2,345	2,718,371
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	3,545	3,954,731
Consolidated, 221st Series, AMT, 4.00%, 07/15/45	2,170	2,454,140
Port Authority of New York & New Jersey, Refunding ARB
178th Series, AMT, 5.00%, 12/01/43	285	315,691

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	$3,000	$3,361,260
Port Authority of New York & New Jersey, Refunding RB, Series 205th, 5.00%, 11/15/42	1,975	2,377,604

Total Municipal Bonds in New York		18,102,084

Pennsylvania — 0.4%

Transportation — 0.4%
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,675,995

Puerto Rico — 3.2%

State — 2.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,932	3,186,380
Series A-1, Restructured, 5.00%, 07/01/58	3,105	3,421,834
Series A-2, Restructured, 4.33%, 07/01/40	580	617,196
Series A-2, Restructured, 4.78%, 07/01/58	1,518	1,666,961
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	4,330	1,324,937
Series A-1, Restructured, 0.00%, 07/01/51	1,885	412,909
Series B-1, Restructured, 0.00%, 07/01/46	567	173,213

		10,803,430

Utilities — 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.13%, 07/01/37	160	167,386
Series A, Senior Lien, 5.25%, 07/01/42	1,445	1,515,400

		1,682,786

Total Municipal Bonds in Puerto Rico		12,486,216

Total Municipal Bonds — 90.0% (Cost: $317,434,432)		347,932,291

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New Jersey — 8.3%

County/City/Special District/School District — 2.6%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	1,440	1,695,643
Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	2,000	2,025,880
Series A, AMT, 5.25%, 12/01/31	6,300	6,516,783

		10,238,306

Education — 3.6%
New Jersey Economic Development Authority, Refunding RB(g)
AMT, 3.00%, 08/01/41	4,622	4,648,011
AMT, 3.00%, 08/01/43	6,648	6,684,780
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(b)	2,500	2,757,475

		14,090,266

3

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 2.1%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	$7,332	$8,008,238

Total Municipal Bonds in New Jersey		32,336,810

New York — 0.6%

Transportation — 0.6%
Port Authority of New York & New Jersey, Refunding ARB 194th Series, 5.25%, 10/15/55	1,455	1,691,408
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	496	508,436

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.9% (Cost: $33,237,280)		34,536,654

Total Long-Term Investments — 98.9% (Cost: $350,671,712)		382,468,945

	Shares

Short-Term Securities

Money Market Funds — 5.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	20,354,574	20,356,610

Total Short-Term Securities — 5.3% (Cost: $20,357,040)		20,356,610

Total Investments — 104.2% (Cost: $371,028,752)		402,825,555

Other Assets Less Liabilities — 0.5%		2,047,229

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.7)%		(18,307,366)

Net Assets — 100.0%		$386,565,418

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 1, 2037, is $5,808,746.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$9,091,474	$11,267,336	(a)	$—	$(772)	$(1,428)	$20,356,610	20,354,574	$1,506	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$347,932,291	$—	$347,932,291
Municipal Bonds Transferred to Tender Option Bond Trusts	—	34,536,654	—	34,536,654
Short-Term Securities
Money Market Funds	20,356,610	—	—	20,356,610

	$20,356,610	$382,468,945	$—	$402,825,555

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $18,302,572 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

5